Stock-based Compensation - Schedule of Stock Based Compensation Expense (Details) - Sarcos Corp and Subsidiaries - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation	$ 392	$ 374	$ 773	$ 637
Cost of Revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation	43	53	109	140
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation	134	81	249	304
Sales and Marketing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation	22	20	45	54
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation	$ 193	$ 220	$ 370	$ 139